UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011

Check here if Amendment [  ]; Amendment Number:   ____
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

/s/ Alan S. Parsow                Elkhorn, Nebraska        February 13, 2012
   [Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:  $97,820
                                       (thousands)

List of Other Included Managers:

No.    Form 13F File Number      Name
1.     28-_________              Parsow Management LLC

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                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
American Express Co.             COM            25816109       212     4,500 SH       SOLE                    4,500      0    0
Apple Computer Inc               COM            37833100       223       550 SH       SOLE                      550      0    0
Ballantyne of Omaha Inc.         COM            58516105        70    17,000 SH       SOLE                   17,000      0    0
Bankunited Inc                   COM            06652K103      497    22,600 SH       SOLE                   22,600      0    0
Berkshire Hathaway Inc. Del      CL A           84670108     5,738        50 SH       SOLE                       50      0    0
Berkshire Hathaway Inc. Del      CL B           84670702     7,622    99,900 SH       SOLE                   99,900      0    0
BP PLC-SPONS ADR                 ADRS           55622104       701    16,400 SH       SOLE                   16,400      0    0
Cadiz Inc.                       COM            127537207    1,597   165,858 SH       SOLE                  165,858      0    0
Ciber Inc                        COM            17163B102       58    15,000 SH       SOLE                   15,000      0    0
Cisco Systems Inc.               COM            17275R102      183    10,100 SH       SOLE                   10,100      0    0
Citigoup Inc.                    COM            172967424      237     9,000 SH       SOLE                    9,000      0    0
CME Group Inc.                   COM            12572Q105    1,389     5,700 SH       SOLE                    5,700      0    0
Columbia Laboratories Inc.       COM            197779101       58    23,200 SH       SOLE                   23,200      0    0
Comcast Corp.                    CL A SPL       20030N200      794    33,700 SH       SOLE                   33,700      0    0
Cons Tomoka Land Co-Florida      COM            210226106      246     9,086 SH       SOLE                    9,086      0    0
Crexendo Inc                     COM            226552107      238    84,704 SH       SOLE                   84,704      0    0
Dow Chem Co.                     COM            260543103      420    14,600 SH       SOLE                   14,600      0    0
Enerplus Resources Fund          UNIT           292766102      985    38,900 SH       SOLE                   38,900      0    0
Fortegra Financial Corp.         COM            34954W104      603    90,200 SH       SOLE                   90,200      0    0
Frontier Communications Corp     COM            35906A108      572   111,021 SH       SOLE                  111,021      0    0
Gencorp Inc                      COM            368682100       84    15,800 SH       SOLE                   15,800      0    0
General Electric Co              COM            369604103      659    36,800 SH       SOLE                   36,800      0    0
Goldman Sachs Group Inc          COM            38141G104      293     3,240 SH       SOLE                    3,240      0    0
Google Inc                       CL A           38259P508    1,072     1,660 SH       SOLE                    1,660      0    0
Hewlett-Packard Co               COM            428236103      376    14,600 SH       SOLE                   14,600      0    0
Hollywood Media Corp             COM            436233100      298   235,001 SH       SOLE                  235,001      0    0
Innodata Isogen Inc              COM            457642205      138    35,000 SH       SOLE                   35,000      0    0
IPATH S&P 500 VIX S/T FU ETN     ETF            06740C261      942    26,500 SH       SOLE                   26,500      0    0
Johnson & Johnson                COM            478160104      289     4,400 SH       SOLE                    4,400      0    0
Kennedy-Wilson Hldgs             COM            489398107   39,675 3,750,000 SH       SOLE                3,750,000      0    0
KKR Financial Holdings           REIT           48248A306      240    27,500 SH       SOLE                   27,500      0    0
MDC Partners Inc                 COM            552697104      625    46,240 SH       SOLE                   46,240      0    0
Microsoft Corp.                  COM            594918104    1,913    73,700 SH       SOLE                   73,700      0    0
New Frontier Media Inc           COM            644398109       32    31,500 SH       SOLE                   31,500      0    0
Nucor Corp.                      COM            670346105      657    16,600 SH       SOLE                   16,600      0    0
NYSE Euronext                    COM            629491101      950    36,400 SH       SOLE                   36,400      0    0
Orbit International Corp.        COM            685559304    2,584   706,030 SH       SOLE                  706,030      0    0
Penn West Petroleum Trust        UNIT           707887105    1,253    63,300 SH       SOLE                   63,300      0    0
Perma-Fix Environmental Svcs     COM            714157104      496   320,000 SH       SOLE                  320,000      0    0
Polymet Mining Corp.             COM            731916102      141   136,000 SH       SOLE                  136,000      0    0
Proshares Short Dow 30           ETF            74347R701    1,238    31,900 SH       SOLE                   31,900      0    0
Proshares Short S&P 500          ETF            74347R503    1,418    35,100 SH       SOLE                   35,100      0    0
Reading International Inc        CL A           755408101      268    63,300 SH       SOLE                   63,300      0    0
SMF Energy Corp                  COM            78453M208       29    10,000 SH       SOLE                   10,000      0    0
Taylor Devices Inc               COM            877163105      143    18,503 SH       SOLE                   18,503      0    0
Time Warner Inc                  COM            887317303      379    10,500 SH       SOLE                   10,500      0    0
Ultra Petroleum Corp             COM            903914109    1,464    49,400 SH       SOLE                   49,400      0    0
UltraShort Real Estate Proshares ETF            74348A871      210     5,700 SH       SOLE                    5,700      0    0
Viacom Inc                       CL B           92553P201    1,912    42,100 SH       SOLE                   42,100      0    0
White Mtns Ins Group Ltd         COM            G9618E107   15,599    34,400 SH       SOLE                   34,400      0    0
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